Share-Based Compensation (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 18, 2018	Jun. 30, 2023
Share-Based Compensation (Details) [Line Items]
Exercisable terms Plans	10 years	10 years
RSU’s employees and officers shares (in Shares)		126,931
RSU’s vest over fair value (in Dollars)		$ 280
Share-based compensation unrecognized costs (in Dollars)		$ 463
Expected recognized period		4 years
2005 Israeli Share Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Vested period		3 years
2018 Israeli Share Option Plan [Member]
Share-Based Compensation (Details) [Line Items]
Vested period	4 years